MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2020

Shares Security Description Value
Equity Securities - 47.1%
Common Stock - 47.1%
Communication Services - 5.6%
1,483 Alphabet, Inc., Class A
(a)
$ 2,125,910
34,293 AT&T, Inc. 1,058,282
32,172 Comcast Corp., Class A 1,274,011
7,604 Facebook, Inc., Class A
(a)
1,711,585
11,961 The Walt Disney Co. 1,403,025
17,941 Verizon Communications, Inc. 1,029,455
8,602,268
Consumer Discretionary - 4.4%
1,118 Amazon.com, Inc.
(a)
2,730,570
2,814 McDonald's Corp. 524,304
10,544 NIKE, Inc., Class B 1,039,428
10,011 The Home Depot, Inc. 2,487,533
6,781,835
Consumer Staples - 3.6%
12,423 Altria Group, Inc. 485,118
7,060 Anheuser-Busch InBev SA/NV, ADR
(b)
330,973
1,270 Costco Wholesale Corp. 391,757
5,821 Diageo PLC, ADR 818,491
16,470 Mondelez International, Inc., Class A 858,416
9,860 PepsiCo., Inc. 1,297,083
5,301 The Procter & Gamble Co. 614,492
6,256 Walmart, Inc. 776,119
5,572,449
Energy - 1.9%
5,868 Chevron Corp. 538,096
6,254 EOG Resources, Inc. 318,766
10,379 Exxon Mobil Corp. 471,933
61,308 Kinder Morgan, Inc. 968,666
7,994 Marathon Petroleum Corp. 280,909
6,323 Occidental Petroleum Corp. 81,883
13,955 Schlumberger, Ltd. 257,749
2,918,002
Financials - 4.6%
52,675 Bank of America Corp. 1,270,521
4,184 Berkshire Hathaway, Inc., Class B
(a)
776,467
7,060 Chubb, Ltd. 860,896
14,126 Citigroup, Inc. 676,777
12,857 JPMorgan Chase & Co. 1,251,115
14,790 MetLife, Inc. 532,588
12,732 The Charles Schwab Corp. 457,206
17,042 U.S. Bancorp 606,013
26,585 Wells Fargo & Co. 703,705
7,135,288
Health Care - 7.3%
15,837 Abbott Laboratories 1,503,248
9,442 AbbVie, Inc. 874,990
7,031 Amgen, Inc. 1,615,021
11,136 Bristol-Myers Squibb Co. 665,042
9,531 CVS Health Corp. 624,948
9,690 Johnson & Johnson 1,441,387
10,745 Medtronic PLC 1,059,242
6,765 Merck & Co., Inc. 546,071
20,839 Pfizer, Inc. 795,841
6,703 UnitedHealth Group, Inc. 2,043,410
11,169,200

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2020

Shares Security Description Value
Industrials - 3.0%
5,392 Carrier Global Corp.
(a)
$ 110,374
9,007 Honeywell International, Inc. 1,313,671
2,696 Otis Worldwide Corp. 141,945
14,637 Raytheon Technologies Corp. 944,379
3,529 The Boeing Co. 514,705
4,919 Union Pacific Corp. 835,541
7,679 United Parcel Service, Inc., Class B 765,673
4,626,288
Information Technology - 13.5%
7,536 Advanced Micro Devices, Inc.
(a)
405,437
10,215 Apple, Inc. 3,247,757
2,594 Broadcom, Inc. 755,554
28,885 Cisco Systems, Inc. 1,381,281
5,393 Fortinet, Inc.
(a)
750,706
17,040 Intel Corp. 1,072,327
2,923 Intuit, Inc. 848,605
19,736 Microsoft Corp. 3,616,622
2,300 NVIDIA Corp. 816,546
25,339 Oracle Corp. 1,362,478
13,097 QUALCOMM, Inc. 1,059,285
3,291 ServiceNow, Inc.
(a)
1,276,678
15,267 Visa, Inc., Class A 2,980,729
12,278 Xilinx, Inc. 1,128,962
20,702,967
Materials - 0.4%
2,318 Air Products and Chemicals, Inc. 560,145
Real Estate - 1.1%
4,439 American Tower Corp. REIT 1,146,017
25,155 Weyerhaeuser Co. REIT 507,879
1,653,896
Utilities - 1.7%
10,283 NextEra Energy, Inc. 2,627,923
Total Common Stock (Cost $58,855,017) 72,350,261
Principal Security Description Rate Maturity Value
Fixed Income Securities - 15.8%
Corporate Non-Convertible Bonds - 1.7%
Financials - 0.5%
$ 750,000 Truist Financial Corp. 2.90% 03/03/21 762,326
Health Care - 0.7%
1,000,000 Cigna Corp. 3.20  09/17/20 1,007,044
Utilities - 0.5%
750,000 Xcel Energy, Inc. 2.40  03/15/21 759,028
Total Corporate Non-Convertible Bonds (Cost $2,509,031) 2,528,398
U.S. Government & Agency Obligations - 14.1%
U.S. Treasury Securities - 14.1%
6,500,000 U.S. Treasury Bill
(c)
1.88  06/18/20 6,499,632
3,750,000 U.S. Treasury Bill
(c)
1.50  12/03/20 3,746,945
3,800,000 U.S. Treasury Bill
(c)
1.46  12/31/20 3,796,318
7,500,000 U.S. Treasury Note 1.50  11/30/21 7,648,975
21,691,870
Total U.S. Government & Agency Obligations (Cost $21,462,219) 21,691,870
Total Fixed Income Securities (Cost $23,971,250) 24,220,268

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2020

Shares Security Description Value
Exchange Traded Funds - 2.6%
6,400 iShares Core S&P 500 ETF $ 1,953,152
6,600 SPDR S&P 500 ETF Trust
(d)(e)
2,008,512
Total Exchange Traded Funds (Cost $3,939,978) 3,961,664
Shares Security Description Value
Money Market Fund - 37.3%
57,335,499 Fidelity Investments Money Market Government Portfolio, Class I, 0.08%
(d)(e)
(Cost $57,335,499) 57,335,499
Investments, at value - 102.8% (Cost $144,101,744) $ 157,867,692
Total Written Options - (2.9)% (Premiums Received $(3,369,441)) (4,406,992)
Other Assets & Liabilities, Net - 0.1% 83,237
Net Assets - 100.0% $ 153,543,937

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2020

Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (2.9)%
Call Options Written - (2.7)%
(66) Anheuser-Busch InBev SA/NV $ 90 09/20 $ 309,408 $ (660)
(18) CBOE S&P 500 INDEX S&P 500 2,915 06/20 5,479,758 (260,460)
(19) CBOE S&P 500 INDEX S&P 500 2,780 06/20 5,784,189 (526,680)
(6) CBOE S&P 500 INDEX S&P 500 2,740 06/20 1,826,586 (190,380)
(6) CBOE S&P 500 INDEX S&P 500 2,940 06/20 1,826,586 (75,030)
(6) CBOE S&P 500 INDEX S&P 500 2,950 06/20 1,826,586 (75,030)
(22) CBOE S&P 500 INDEX S&P 500 3,000 06/20 6,697,482 (204,600)
(14) CBOE S&P 500 INDEX S&P 500 2,970 06/20 4,262,034 (162,120)
(8) CBOE S&P 500 INDEX S&P 500 3,000 06/20 2,435,448 (81,720)
(13) CBOE S&P 500 INDEX S&P 500 2,970 06/20 3,957,603 (160,420)
(10) CBOE S&P 500 INDEX S&P 500 2,950 06/20 3,044,310 (139,100)
(14) CBOE S&P 500 INDEX S&P 500 2,800 06/20 4,262,034 (377,020)
(6) CBOE S&P 500 INDEX S&P 500 2,775 06/20 1,826,586 (175,380)
(25) CBOE S&P 500 INDEX S&P 500 3,000 07/20 7,610,775 (288,925)
(6) CBOE S&P 500 INDEX S&P 500 2,975 07/20 1,826,586 (80,520)
(26) CBOE S&P 500 INDEX S&P 500 2,900 07/20 7,915,206 (502,190)
(10) CBOE S&P 500 INDEX S&P 500 2,850 07/20 3,044,310 (235,200)
(14) CBOE S&P 500 INDEX S&P 500 3,050 07/20 4,262,034 (120,680)
(18) CBOE S&P 500 INDEX S&P 500 2,910 07/20 5,479,758 (353,250)
(6) CBOE S&P 500 INDEX S&P 500 2,900 07/20 1,826,586 (105,780)
Total Call Options Written (Premiums Received $(2,227,105)) (4,115,145)
Put Options Written - (0.2)%
(6) CBOE S&P 500 INDEX S&P 500 2,840 06/20 1,704,000 (498)
(10) CBOE S&P 500 INDEX S&P 500 2,825 06/20 2,825,000 (2,100)
(12) CBOE S&P 500 INDEX S&P 500 2,750 06/20 3,300,000 (2,280)
(6) CBOE S&P 500 INDEX S&P 500 2,775 06/20 1,665,000 (4,110)
(6) CBOE S&P 500 INDEX S&P 500 2,750 06/20 1,650,000 (3,444)
(23) CBOE S&P 500 INDEX S&P 500 2,725 06/20 6,267,500 (11,431)
(17) CBOE S&P 500 INDEX S&P 500 2,700 06/20 4,590,000 (7,089)
(12) CBOE S&P 500 INDEX S&P 500 2,650 06/20 3,180,000 (3,720)
(6) CBOE S&P 500 INDEX S&P 500 2,550 06/20 1,530,000 (1,140)
(6) CBOE S&P 500 INDEX S&P 500 2,800 06/20 1,680,000 (5,940)
(23) CBOE S&P 500 INDEX S&P 500 2,700 06/20 6,210,000 (21,390)
(22) CBOE S&P 500 INDEX S&P 500 2,675 06/20 5,885,000 (17,930)
(7) CBOE S&P 500 INDEX S&P 500 2,500 06/20 1,750,000 (2,520)
(6) CBOE S&P 500 INDEX S&P 500 2,425 06/20 1,455,000 (1,485)
(19) CBOE S&P 500 INDEX S&P 500 2,850 06/20 5,415,000 (54,055)
(6) CBOE S&P 500 INDEX S&P 500 2,600 06/20 1,560,000 (5,460)
(6) CBOE S&P 500 INDEX S&P 500 2,500 06/20 1,500,000 (3,570)
(16) CBOE S&P 500 INDEX S&P 500 2,800 07/20 4,480,000 (40,960)
(6) CBOE S&P 500 INDEX S&P 500 2,750 07/20 1,650,000 (12,270)
(6) CBOE S&P 500 INDEX S&P 500 2,700 07/20 1,620,000 (9,870)
(6) CBOE S&P 500 INDEX S&P 500 2,625 07/20 1,575,000 (7,020)
(14) CBOE S&P 500 INDEX S&P 500 2,500 07/20 3,500,000 (10,010)
(13) CBOE S&P 500 INDEX S&P 500 2,600 07/20 3,380,000 (15,925)
(18) CBOE S&P 500 INDEX S&P 500 2,650 07/20 4,770,000 (45,270)
(28) SPDR S&P 500 ETF Trust 285 06/20 798,000 (812)
(43) SPDR S&P 500 ETF Trust 248 06/20 1,066,400 (1,548)
Total Put Options Written (Premiums Received $(1,142,336)) (291,847)
Total Written Options - (2.9)%
(Premiums Received $(3,369,441)) $ (4,406,992)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2020

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Subject to call option written by the Fund.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) All or a portion of this security is held as collateral for written options.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of May 31, 2020.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 8,602,268 $ – $ – $ 8,602,268
Consumer Discretionary 6,781,835 – – 6,781,835
Consumer Staples 5,572,449 – – 5,572,449
Energy 2,918,002 – – 2,918,002
Financials 7,135,288 – – 7,135,288
Health Care 11,169,200 – – 11,169,200
Industrials 4,626,288 – – 4,626,288
Information Technology 20,702,967 – – 20,702,967
Materials 560,145 – – 560,145
Real Estate 1,653,896 – – 1,653,896
Utilities 2,627,923 – – 2,627,923
Corporate Non-Convertible Bonds – 2,528,398 – 2,528,398
U.S. Government & Agency Obligations – 21,691,870 – 21,691,870
Exchange Traded Funds 3,961,664 – – 3,961,664
Money Market Fund – 57,335,499 – 57,335,499
Investments at Value $ 76,311,925 $ 81,555,767 $ – $ 157,867,692
Total Assets $ 76,311,925 $ 81,555,767 $ – $ 157,867,692
Liabilities
Other Financial Instruments*
Written Options (474,167) (3,932,825) – (4,406,992)
Total Liabilities $ (474,167) $ (3,932,825) $ – $ (4,406,992)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2020

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.